Leases - Summary of Amounts of Lease Liabilities and the Movements (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [abstract]
At the beginning of the fiscal year	$ 18,401,874	$ 26,895,627	$ 17,531,572
Additions	11,920,387	12,038,648	17,168,361
Accretion of interest	5,194,199	3,410,911	2,443,999
Difference in foreign currency	4,185,201	4,063,979	20,909,799
Payments	(15,075,144)	(10,806,570)	(11,297,550)
Monetary effect	(5,482,759)	(17,200,721)	(19,860,554)
At the end of the fiscal year	$ 19,143,758	$ 18,401,874	$ 26,895,627